General and Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2013
General And Administration Expenses [Abstract]
General Administration Expenses [Table Text Block]

Year ended December 31
	2013	2012	2011
Auditors' and accountants' fees	263	712	752
Professional services	968	2,142	1,844
Salaries, BOD remuneration and other compensation	1,993	2,210	3,219
Directors and Officers Insurance	133	137	173
Other	609	1,136	2,082
Total	3,966	6,337	8,070

Other Expenses [Table Text Block]

Year ended December 31
	2013	2012	2011
Seanergy's executive office expenses	96	136	110
MCS office rent	86	112	561
Travel and transportation	128	132	236
Subscriptions	52	94	146
Other	247	662	1,029
Total	609	1,136	2,082